UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07377

Morgan Stanley Multi Cap Growth Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	November 30,

Date of reporting period:	February 28, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments • February 28, 2015 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (94.9%)
	Air Freight & Logistics (1.0%)
93,161	XPO Logistics, Inc. (a)	$4,113,058

	Automobiles (3.2%)
62,134	Tesla Motors, Inc. (a)	12,634,327

	Biotechnology (0.5%)
17,990	Alnylam Pharmaceuticals, Inc. (a)	1,826,525

	Capital Markets (1.2%)
242,498	WisdomTree Investments, Inc.	4,532,288

	Chemicals (1.7%)
55,567	Monsanto Co.	6,691,934

	Electrical Equipment (0.5%)
35,491	SolarCity Corp. (a)(b)	1,822,818

	Food Products (5.6%)
75,734	Keurig Green Mountain, Inc.	9,662,144
116,024	Mead Johnson Nutrition Co.	12,154,674
		21,816,818
	Health Care Equipment & Supplies (4.1%)
32,202	Intuitive Surgical, Inc. (a)	16,101,000

	Health Care Technology (4.2%)
98,018	athenahealth, Inc. (a)	12,455,147
84,200	Medidata Solutions, Inc. (a)	4,050,862
		16,506,009
	Hotels, Restaurants & Leisure (3.3%)
69,026	Fiesta Restaurant Group, Inc. (a)	4,487,380
90,218	Starbucks Corp.	8,434,030
		12,921,410
	Information Technology Services (4.6%)
113,574	Mastercard, Inc., Class A	10,236,425
28,616	Visa, Inc., Class A	7,763,807
		18,000,232

	Internet & Catalog Retail (12.3%)
81,155	Amazon.com, Inc. (a)	30,851,885
152,887	JD.com, Inc. ADR (China) (a)	4,230,383
10,854	Priceline Group, Inc. (The) (a)	13,431,608
		48,513,876
	Internet Software & Services (22.6%)
63,713	Alibaba Group Holding Ltd. ADR (China) (a)	5,423,250
360,251	Facebook, Inc., Class A (a)	28,449,021
11,322	Google, Inc., Class A (a)	6,370,097
29,439	Google, Inc., Class C (a)	16,438,738
53,591	LinkedIn Corp., Class A (a)	14,319,515
373,483	Twitter, Inc. (a)	17,957,063
		88,957,684
	Life Sciences Tools & Services (5.4%)
107,979	Illumina, Inc. (a)	21,105,575

	Media (1.8%)
48,040	Naspers Ltd., Class N (South Africa)	7,050,657

	Pharmaceuticals (3.8%)
76,467	Valeant Pharmaceuticals International, Inc. (Canada) (a)	15,100,703

	Professional Services (3.2%)
72,985	Advisory Board Co. (The) (a)	3,949,948
56,551	Corporate Executive Board Co. (The)	4,422,854

72,122	WageWorks, Inc. (a)	4,143,409
		12,516,211
	Software (10.2%)
72,381	FireEye, Inc. (a)	3,204,307
188,405	Salesforce.com, Inc. (a)	13,071,539
187,409	Splunk, Inc. (a)	12,603,255
131,445	Workday, Inc., Class A (a)	11,238,547
		40,117,648
	Specialty Retail (1.7%)
86,285	Five Below, Inc. (a)	2,738,255
45,964	Restoration Hardware Holdings, Inc. (a)	4,049,428
		6,787,683
	Tech Hardware, Storage & Peripherals (4.0%)
52,883	3D Systems Corp. (a)(b)	1,611,345
102,387	Apple, Inc.	13,152,634
17,848	Stratasys Ltd. (a)(b)	1,107,647
		15,871,626
	Total Common Stocks (Cost $221,552,610)	372,988,082

	Preferred Stocks (2.6%)
	Hotels, Restaurants & Leisure (0.6%)
143,970	Blue Bottle Coffee, Inc., Series B (a)(c)(d)(e) (acquisition cost - $2,083,131; acquired 01/24/14)	2,156,671

	Internet & Catalog Retail (0.7%)
58,155	Airbnb, Inc., Series D (a)(c)(d)(e) (acquisition cost - $2,367,666; acquired 04/16/14)	2,931,593

	Life Sciences Tools & Services (0.8%)
901,243	10X Technologies, Inc., Series B (a)(c)(e)	2,947,065

	Software (0.5%)
197,427	Lookout, Inc., Series F (a)(c)(d)(e) (acquisition cost - $2,255,228; acquired 06/17/14)	2,017,704
	Total Preferred Stocks (Cost $9,653,090)	10,053,033

NOTIONAL AMOUNT
	Call Options Purchased (0.1%)
	Foreign Currency Options (0.1%)
68,409,704	USD/CNY June 2015 @ CNY 6.62	147,354
59,267,802	USD/CNY November 2015 @ CNY 6.65	425,365
	Total Call Options Purchased (Cost $384,778)	572,719

NUMBER OF SHARES (000)
Short-Term Investments (4.0%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.0%)
3,951	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $3,950,627)	3,950,627

PRINCIPAL AMOUNT (000)
Repurchase Agreements (0.2%)
$421	Barclays Capital, Inc. (0.04%, dated 02/27/15, due 03/02/15; proceeds $420,909; fully collateralized by various U.S. Government agency securities; 2.50% - 4.50% due 08/01/27 - 01/01/45; valued at $429,326)	420,908

175	BNP Paribas Securities Corp. (0.07%, dated 02/27/15, due 03/02/15; proceeds $175,379; fully collateralized by various U.S. Government obligations; Zero Coupon - 2.13% due 05/15/20 - 09/30/21; valued at $178,886)	175,378
70	BNP Paribas Securities Corp. (0.10%, dated 02/27/15, due 03/02/15; proceeds $70,152; fully collateralized by a U.S. Government agency security; 3.50% due 04/20/41; valued at $71,554)	70,151
	Total Repurchase Agreements (Cost $666,437)	666,437
	Total Securities held as Collateral on Loaned Securities (Cost $4,617,064)	4,617,064

NUMBER OF SHARES (000)
	Investment Company (2.8%)
11,020	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $11,019,615)		11,019,615
	Total Short-Term Investments (Cost $15,636,679)		15,636,679

	Total Investments (Cost $247,227,157) (g)	101.6%	399,250,513
	Liabilities in Excess of Other Assets	(1.6)	(6,308,774)
	Net Assets	100.0%	$392,941,739

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at February 28, 2015 were $4,541,810 and $4,636,010, respectively. The Fund received cash collateral of $4,633,375, of which $4,617,064 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At February 28, 2015, there was uninvested cash collateral of $16,311, which is not reflected in the Portfolio of Investments. The remaining collateral of $2,635 was received in the form of U.S. Government agency securities and U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

At February 28, 2015, the Fund held fair valued securities valued at $10,053,033, representing 2.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2015 amounts to $7,105,968 and represents 1.8% of net assets.

(e)	Illiquid security.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended February 28, 2015, advisory fees paid were reduced by $3,072 relating to the Fund’s investment in the Liquidity Funds.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Currency Abbreviations:
CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Multi Cap Growth Trust

Summary of Investments • February 28, 2015 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$88,957,684		22.5%
Internet & Catalog Retail	51,445,469		13.0
Software	42,135,352		10.7
Life Sciences Tools & Services	24,052,640		6.1
Food Products	21,816,818		5.5
Information Technology Services	18,000,232		4.6
Health Care Technology	16,506,009		4.2
Health Care Equipment & Supplies	16,101,000		4.1
Tech Hardware, Storage & Peripherals	15,871,626		4.0
Pharmaceuticals	15,100,703		3.8
Hotels, Restaurants & Leisure	15,078,081		3.8
Automobiles	12,634,327		3.2
Professional Services	12,516,211		3.2
Investment Company	11,019,615		2.8
Media	7,050,657		1.8
Specialty Retail	6,787,683		1.7
Chemicals	6,691,934		1.7
Capital Markets	4,532,288		1.2
Air Freight & Logistics	4,113,058		1.0
Biotechnology	1,826,525		0.5
Electrical Equipment	1,822,818		0.5
Call Options Purchased	572,719		0.1
	$394,633,449	+	100.0%

+   Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Multi Cap Growth Trust

Notes to Portfolio of Investments • February 28, 2015 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices;  (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer;  (6) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Air Freight & Logistics	$4,113,058	$—	$—	$4,113,058
Automobiles	12,634,327	—	—	12,634,327
Biotechnology	1,826,525	—	—	1,826,525
Capital Markets	4,532,288	—	—	4,532,288
Chemicals	6,691,934	—	—	6,691,934
Electrical Equipment	1,822,818	—	—	1,822,818
Food Products	21,816,818	—	—	21,816,818
Health Care Equipment & Supplies	16,101,000	—	—	16,101,000
Health Care Technology	16,506,009	—	—	16,506,009
Hotels, Restaurants & Leisure	12,921,410	—	—	12,921,410
Information Technology Services	18,000,232	—	—	18,000,232
Internet & Catalog Retail	48,513,876	—	—	48,513,876
Internet Software & Services	88,957,684	—	—	88,957,684
Life Sciences Tools & Services	21,105,575	—	—	21,105,575
Media	7,050,657	—	—	7,050,657
Pharmaceuticals	15,100,703	—	—	15,100,703
Professional Services	12,516,211	—	—	12,516,211
Software	40,117,648	—	—	40,117,648
Specialty Retail	6,787,683	—	—	6,787,683
Tech Hardware, Storage & Peripherals	15,871,626	—	—	15,871,626
Total Common Stocks	372,988,082	—	—	372,988,082
Preferred Stocks	—	—	10,053,033	10,053,033
Call Options Purchased	—	572,719	—	572,719
Short-Term Investments
Investment Company	14,970,242	—	—	14,970,242
Repurchase Agreements	—	666,437	—	666,437
Total Short-Term Investments	14,970,242	666,437	—	15,636,679
Total Assets	$387,958,324	$1,239,156	$10,053,033	$399,250,513

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of February 28, 2015, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks
Beginning Balance	$6,529,071
Purchases	2,947,065
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Actions
Change in unrealized appreciation (depreciation)	576,897
Realized gains (losses)	—
Ending Balance	$10,053,033

Net change in unrealized appreciation (depreciation) from investments still held as of February 28, 2015	$576,897

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of February 28, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at February 28, 2015	Valuation Technique	Unobservalbe Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Hotels, Restaurants & Leisure
Preferred Stock	$2,156,671	Market Transaction Method	Precedent Transaction of Preferred Stock	$14.47		$14.47		$14.47		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.2	x	6.6	x	5.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Internet & Catalog Retail
Preferred Stock	$2,931,593	Market Transaction Method	Tender Offer Valuation	$50.41		$50.41		$50.41		Increase

Life Sciences Tools & Services
Preferred Stock	$2,947,065	Market Transaction Method	Precedent Transaction Preferred Stock	$3.27		$3.27		$3.27		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	31.0%		33.0%		32.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.9	x	4.8	x	4.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Software
Preferred Stock	$2,017,704	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.42		$11.42		$11.42		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	14.6	x	28.9	x	20.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
April 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
April 21, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 21, 2015